Investments	12 Months Ended
Mar. 31, 2021
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Investments

2.2 Investments

The carrying value of investments are as follows:

(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Current investments
Fair value through profit and loss:
Liquid mutual funds
Fair value	205	278
Fixed Maturity Plan Securities
Fair value	—	65
Fair Value through Other comprehensive income:
Quoted debt securities
Fair value	115	123
Certificates of deposit
Fair value	—	149
	320	615
Non-Current investments
Amortized cost:
Quoted debt securities
Cost	294	244
Fair value through Other comprehensive income:
Quoted debt securities
Fair value	1,293	281
Unquoted equity and preference securities
Fair value	23	14
Fair value through profit and loss:
Unquoted Compulsorily convertible debentures
Fair value	1	—
Unquoted Preference securities
Fair value	2	1
Others:
Fair value	10	7
	1,623	547
Total Investments	1,943	1,162
Investment carried at amortized cost	294	244
Investments carried at fair value through other comprehensive income	1,431	567
Investments carried at fair value through profit and loss	218	351

Note:	Uncalled capital commitments outstanding as of March 31, 2021 and March 31, 2020 was $6 million and $8 million, respectively.

Refer to Note 2.3 for accounting policies on financial instruments.

Details of amounts recorded in other comprehensive income:

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2021
	Gross	Tax	Net
Quoted debt securities	(17)	3	(14)
Unquoted equity and preference securities	19	(3)	16

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2020
	Gross	Tax	Net
Quoted debt securities	4	—	4
Certificate of deposits	(1)	—	(1)
Unquoted equity and preference securities	(4)	(1)	(5)

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2019
	Gross	Tax	Net
Quoted debt securities	1	—	1
Certificate of deposits	(1)	—	(1)
Unquoted equity and preference securities	9	1	10

Method of fair valuation:

(Dollars in millions)
		Fair value
		As at March 31
Class of investment	Method	2021	2020
Liquid mutual funds	Quoted price	205	278
Fixed Maturity Plan securities	Market observable inputs	—	65
Quoted debt securities- carried at amortized cost	Quoted price and market observable inputs	347	284
Quoted debt securities- carried at Fair value through other comprehensive income	Quoted price and market observable inputs	1,408	404
Certificate of deposits	Market observable inputs	—	149
Unquoted equity and preference securities at fair value through other comprehensive income	Discounted cash flows method, Market multiples method, Option pricing model	23	14
Unquoted equity and preference securities- carried at fair value through profit or loss	Discounted cash flows method, Market multiples method, Option pricing model	2	1
Unquoted compulsorily convertible debentures- carried at fair value through profit or loss	Discounted cash flows method	1	—
Others	Discounted cash flows method, Market multiples method, Option pricing model	10	7
		1,996	1,202

Note: Certain quoted investments are classified as Level 2 in the absence of active market for such investments.